Income Taxes - Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes
Loss before income taxes	¥ (54,515,615)	$ (7,904,021)	¥ (37,949,694)	¥ (110,853,584)
Cayman Islands and British Virgin Islands
Income Taxes
Loss before income taxes	(7,206,659)		(18,488,181)	(15,482,426)
PRC
Income Taxes
Loss before income taxes	(47,256,605)		(19,442,469)	(95,351,791)
Hong Kong
Income Taxes
Loss before income taxes	¥ (52,351)		¥ (19,044)	¥ (19,367)